Cash and Cash Equivalents And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash - Schedule (Table)

	December 31, 2020	December 31, 2019
Cash on hand and at banks	$40,594	$43,561
Restricted cash	763	490
Total cash, cash equivalents and restricted cash	$41,357	$44,051